Income Tax - Schedule of Reconciliation Between Income Tax Provision (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax [Line Items]
Loss before income tax	¥ 5,350,787		¥ 2,707,309	¥ 129,609,137		¥ (14,946,387)	¥ (10,440,451)
Expected taxation at PRC statutory tax rate	34,622			(32,402,284)		3,736,597	2,610,113
Non-deductible expenses				20,463		267	12,578
Non-deductible costs due to invoices not obtained				863,590
Effect of income tax rate differences in jurisdictions other than the PRC				30,070,407
Change in valuation allowance				2,669,961
Income tax expenses	¥ 34,622	$ 4,951		¥ 1,222,137	$ 170,604	¥ 3,736,864	¥ 2,622,691